Prepaid Expenses	12 Months Ended
Dec. 31, 2019
Prepaid Expenses [Abstract]
Prepaid expenses
8.	Prepaid expenses

	2019		2018

Printed catalogs	Ps.	21,692	19,406
Advances to suppliers		12,973	11,471
Premiums paid in advance for insurance		9,628	8,948
Other		8,891	2,458

	Ps.	53,184	42,283